Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Company
Condensed Financial Information of the Company
21.	Condensed Financial Information of the Company

The following is the condensed financial information of the Company on a parent company only basis:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets
Cash, cash equivalents and short-term investments	3,116	10,242	1,403
Others	70	73	10
Total current assets	3,186	10,315	1,413
Non-current assets
Investments in subsidiaries, the VIE and subsidiaries of the VIE	193,146,679	318,641,783	43,653,746
Total non-current assets	193,146,679	318,641,783	43,653,746
Total assets	193,149,865	318,652,098	43,655,159

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Convertible bonds, current portion	648,570	5,309,597	727,412
Others	28,165	29,377	4,025
Total current liabilities	676,735	5,338,974	731,437

Non-current liabilities
Convertible bonds	5,231,523	—	—
Total non-current liabilities	5,231,523	—	—
Total liabilities	5,908,258	5,338,974	731,437

Shareholders’ equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized; 5,503,491,148 and 5,568,585,848 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	177	180	25
Additional paid-in capital	107,293,091	117,829,308	16,142,549
Statutory reserves	105,982	237,680	32,562
Accumulated other comprehensive income	4,723,760	7,824,545	1,071,958
Retained earnings	75,118,597	187,421,411	25,676,628
Total shareholders’ equity	187,241,607	313,313,124	42,923,722
Total liabilities and shareholders’ equity	193,149,865	318,652,098	43,655,159

21.	Condensed Financial Information of the Company (Continued)

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Costs of revenues	(605,611)	(111,208)	—	—

General and administrative expenses	(54,605)	(45,183)	(47,546)	(6,514)
Total operating expenses	(54,605)	(45,183)	(47,546)	(6,514)
Operating loss	(660,216)	(156,391)	(47,546)	(6,514)

Interest income	11,693	6,269	375	51
Interest expenses	(51,655)	(43,987)	—	—
Other (loss)/income, net	(14)	107,664	(19)	(3)
Share of results from subsidiaries, the VIE and subsidiaries of the VIE	32,238,254	60,112,989	112,481,702	15,409,930
Profit before income tax	31,538,062	60,026,544	112,434,512	15,403,464
Income tax expenses	—	—	—	—
Net income	31,538,062	60,026,544	112,434,512	15,403,464

Other comprehensive income
Foreign currency translation difference, net of tax of nil	5,860,304	1,332,984	2,605,982	357,018
Unrealized (losses)/gains on available-for-sale debt securities, net of tax	(18,166)	68,538	494,803	67,788
Total other comprehensive income	5,842,138	1,401,522	3,100,785	424,806
Comprehensive income	37,380,200	61,428,066	115,535,297	15,828,270

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(24,202)	71,615	(46,208)	(6,331)

CASH FLOW FROM INVESTING ACTIVITIES
Cash received from subsidiaries, the VIE and subsidiaries of the VIE, net	65,707	8,816,124	51,909	7,112
Others	—	—	(7,363)	(1,009)
Net cash generated from investing activities	65,707	8,816,124	44,546	6,103

CASH FLOW FROM FINANCING ACTIVITIES
Repurchase of convertible bonds	—	(8,968,817)	(91)	(12)
Others	10,079	8,191	1,255	171
Net cash generated from/(used in) financing activities	10,079	(8,960,626)	1,164	159

Exchange rate effect on cash, cash equivalents and restricted cash	7,700	14,450	231	32
Increase/(decrease) in cash, cash equivalents and restricted cash	59,284	(58,437)	(267)	(37)
Cash, cash equivalents and restricted cash at beginning of the year	2,269	61,553	3,116	427
Cash, cash equivalents and restricted cash at end of the year	61,553	3,116	2,849	390

21.	Condensed Financial Information of the Company (Continued)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries, the VIE and subsidiaries of the VIE.

The parent company records its investments in its subsidiaries, the VIE and its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as ‘‘Investments in subsidiaries, the VIE and subsidiaries of the VIE’’ and their respective income as ‘‘Share of results from subsidiaries, the VIE and subsidiaries of the VIE’’ on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries, the VIE and subsidiaries of the VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiaries, the VIE and subsidiaries of the VIE or is otherwise committed to provide further financial support. If the subsidiaries, the VIE and subsidiaries of the VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net income/(loss) not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.